NOTES AND CONVERTIBLE NOTES PAYABLE - Summary of sale of the Senior Convertible Notes and Senior Note Warrants to related parties (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Conversion [Line Items]
Unamortized debt discount		$ (2,751,533)	$ 0
Unamortized deferred financing costs	$ (311,129)	(3,352,008)	0
Current portion of notes payable	4,232,041	2,147,992	0
Current portion of convertible notes payable derivative liability	37,900	0	22,688,097
Convertible notes payable, long-term	4,511,880	6,713,241	0
Total debt	8,743,921	8,861,233	22,688,097
Originally Reported
Debt Conversion [Line Items]
Unamortized deferred financing costs		(600,475)
Current portion of convertible notes payable derivative liability			7,300,000
Legacy Nuburu
Debt Conversion [Line Items]
Current portion of convertible notes payable derivative liability		0	22,688,097
Senior Convertible Notes Issued June 2023
Debt Conversion [Line Items]
Convertible notes payable, long-term	4,511,880	6,713,241	0
Junior Notes Issued November 2023
Debt Conversion [Line Items]
Notes Issued	3,182,855	5,500,000	$ 0
August 2024 Convertible Notes
Debt Conversion [Line Items]
Notes Issued	673,000	0
Additional August 2024 Convertible Notes
Debt Conversion [Line Items]
Notes Issued	$ 687,315	$ 0